Financial Income and Expenses	6 Months Ended
Jun. 30, 2023
Financial Income And Expenses [Abstract]
Financial Income and Expenses	FINANCIAL INCOME AND EXPENSES

Financial income and expenses	Half-year ended
(in € thousands)	2022/06/30	2023/06/30

Financial income
Interest income	17	337
Foreign exchange gain	6,032	71
Other financial income	132	1,341
TOTAL - Financial income	6,182	1,748
Financial expenses
Interest expenses	(2,160)	(2,253)
Interest expenses for leases	(33)	(36)
Foreign exchange losses	0	(586)
Other financial expenses	(4)	(14)
TOTAL - Financial expenses	(2,197)	(2,890)
FINANCIAL GAIN (LOSS)	3,985	(1,141)